Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Receivables, allowance for doubtful accounts	$ 13	$ 7
Aircraft fuel, spare parts and supplies, obsolescence allowance	125	89
Intangibles, accumulated amortization	792	670
Common stock, par value	$ 0.01	$ 0.01
Common shares, authorized	1,000,000,000	1,000,000,000
Common shares, outstanding	332,472,779	330,906,192
United Airlines, Inc.
Receivables, allowance for doubtful accounts	13	7
Aircraft fuel, spare parts and supplies, obsolescence allowance	125	89
Intangibles, accumulated amortization	$ 792	$ 670
Common stock, par value	$ 0.01	$ 0.01
Common shares, authorized	1,000	1,000
Common shares, issued	1,000	1,000
Common shares, outstanding	1,000	1,000